SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	3,475,048
Number of options exercisable | shares	1,143,718
$ 0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	76,148
Awards outstanding, weighted average remaining contractual life (years)	3 years 3 months 10 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares	0
Awards exercisable, weighted average exercise price	$ 0
$ 1.6-4.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	1.6
Exercise price, maximum	$ 4.7
Number of options outstanding | shares	2,848,500
Awards outstanding, weighted average remaining contractual life (years)	5 years 4 months 17 days
Awards outstanding, weighted average exercise price per share	$ 3.52
Number of options exercisable | shares	769,400
Awards exercisable, weighted average remaining contractual life (years)	4 years 5 months 19 days
Awards exercisable, weighted average exercise price	$ 4.5
$ 5.2-10.2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	5.2
Exercise price, maximum	$ 10.2
Number of options outstanding | shares	294,500
Awards outstanding, weighted average remaining contractual life (years)	4 years 8 months 23 days
Awards outstanding, weighted average exercise price per share	$ 6.64
Number of options exercisable | shares	126,168
Awards exercisable, weighted average remaining contractual life (years)	4 years 2 months 19 days
Awards exercisable, weighted average exercise price	$ 7.34
$ 10.3-19.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	10.3
Exercise price, maximum	$ 19.7
Number of options outstanding | shares	255,900
Awards outstanding, weighted average remaining contractual life (years)	1 year 9 months 21 days
Awards outstanding, weighted average exercise price per share	$ 12.7
Number of options exercisable | shares	248,150
Awards exercisable, weighted average remaining contractual life (years)	1 year 9 months 7 days
Awards exercisable, weighted average exercise price	$ 12.71